Related Party Disclosures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Hong Leong Asia Limited [Member] | Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Ownership interest in the entity, percentage	40.00%	40.00%	40.20%
Ownership interest in the entity, shares	16,360,845	16,360,845	16,360,845
Number of special shares held, entitles to elect majority of board of directors	1	1	1
Consultancy fees charged	¥ 34	$ 5	¥ 34	¥ 32
HL Technology Systems Private Limited [Member] | Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Ownership interest held by controlling shareholder, percent	23.30%	23.30%	23.40%
Well Summit Investments Limited [Member] | Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Ownership interest held by controlling shareholder, percent	16.70%	16.70%	16.80%
Yulin City Government [Member]
Disclosure of transactions between related parties [Line Items]
Ownership interest held by non-controlling shareholder with significant influence over the Group	17.20%	17.20%	17.30%